Other Current Liabilities - Summary of Other Current Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Current Liabilities [line items]
Accrued interest	kr 335	kr 177
Accrued expenses	35,896	30,837
Derivative liabilities	2,621	762
Total	46,193	37,921
Of which employee-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	19,630	15,380
Of which supplier-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	9,849	9,100
Of which other [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	6,417	6,357
Other [member]
Disclosure of Other Current Liabilities [line items]
Other	kr 7,341	kr 6,145